Interest-bearing bank borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Current interest-bearing bank borrowings	38,000	72,953
Non-current interest-bearing bank borrowings	465,155	681,821

Total interest-bearing bank borrowings (Note 30(b))	503,155	754,774